As filed with the U.S. Securities and Exchange Commission on January 28, 2020

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 211	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 212	☒

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Laura E. Flores W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On February 27, 2020 pursuant to paragraph (b)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 211 to the Registration Statement on Form N-1A for Rydex Series Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 27, 2020, the effectiveness of Post-Effective Amendment No. 155 (“PEA No. 155”), which was filed with the Commission via EDGAR Accession No. 0001628280-16-021794 on December 5, 2016, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 155 by means of this filing, Parts A, B and C of PEA No. 155 are incorporated herein by reference.
PART A – PROSPECTUS
The Trust’s Prospectus for Class T shares is incorporated herein by reference to Part A of PEA No. 155.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Trust’s Statement of Additional Information for Class T shares is incorporated herein by reference to Part A of PEA No. 155.
PART C – OTHER INFORMATION
The Part C is incorporated herein by reference to Part A of PEA No. 155.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 211 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 28th day of January, 2020.

Rydex Series Funds

/s/ Brian E. Binder
Brian E. Binder President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 211 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Randall C. Barnes*	Member of the Board of Trustees	January 28, 2020
Randall C. Barnes

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	January 28, 2020
Angela Brock-Kyle

/s/ Donald A. Chubb, Jr.*	Member of the Board of Trustees	January 28, 2020
Donald A. Chubb, Jr.

/s/ Jerry B. Farley*	Member of the Board of Trustees	January 28, 2020
Jerry B. Farley

/s/ Roman Friedrich III*	Member of the Board of Trustees	January 28, 2020
Roman Friedrich III

/s/ Amy J. Lee	Member of the Board of Trustees	January 28, 2020
Amy J. Lee

/s/ Thomas F. Lydon, Jr.	Member of the Board of Trustees	January 28, 2020
Thomas F. Lydon, Jr.

/s/ Ronald A. Nyberg*	Member of the Board of Trustees	January 28, 2020
Ronald A. Nyberg

Sandra Sponem*	Member of the Board of Trustees	January 28, 2020
Sandra Sponem

/s/ Ronald E. Toupin, Jr.*	Chair and Member of the Board of Trustees	January 28, 2020
Ronald E. Toupin, Jr.

/s/ John L. Sullivan	Chief Financial Officer, Chief Accounting	January 28, 2020
John L. Sullivan	Officer and Treasurer

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney